Consolidated statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit before income taxes	R$ 2,702,471	R$ 6,250,876	R$ 1,990,961
Adjustments for:
Depreciation and amortization	3,014,480	2,504,384	2,340,854
Lease and concession reversal provision	0	0	(379,636)
Interest in earnings of associates	(468,743)	(130,225)	(28,801)
Interest in earnings of joint venture	92,179	(4,590,631)	(583,001)
Loss (gain) on disposed assets	13,035	(7,295)	(30,610)
Share-based payment	99,088	53,131	272,692
Legal proceedings provision	370,765	263,945	27,437
Interest and foreign exchange, net	6,521,930	2,911,179	2,111,772
Sectorial financial assets and liabilities, net	339,854	246,100	337,620
Deferred revenue	0	0	(6,325)
Provision for employee benefits	380,967	358,053	161,042
Allowance for expected credit losses	28,463	(2,813)	32,098
Disposal of credit rights	0	0	68,311
Tax credit recovery	(110,541)	(648,315)	(132,399)
(Gain) loss on energy derivative transactions	(248,123)	58,701	0
Change in fair value of investment properties	(1,311,691)	(17,116)	0
Results from the sale of investments	(988,077)	0	0
Bargain purchase gain	(99,341)	(416,268)	0
Other	343,712	(23,731)	436,260
Cash flows from operating activities before changes in working capital	10,680,428	6,809,975	6,618,275
Variation in:
Trade receivable	(6,327)	(404,016)	67,291
Inventories	(423,430)	(245,174)	(117,166)
Other taxes, net	553,584	155,712	74,949
Income tax	(1,090,684)	(950,401)	(868,234)
Related parties, net	(139,621)	(111,149)	572,601
Trade payables	510,616	591,975	167,019
Employee benefits	(249,244)	(150,087)	(170,133)
Provision for legal proceedings	(328,394)	(131,260)	(212,699)
Other financial liabilities	110,659	50,856	(91,935)
Judicial deposits	(2,670)	(58,608)	(23,493)
Deferred revenue	592,601	0	0
Cash paid on disposal of credit rights	0	0	(31,857)
Financial instruments derivatives	(65,939)	0	0
Purchase of tax credits	0	(208,118)	0
Post-employment benefit	(90,411)	(34,004)	(37,444)
Other assets and liabilities, net	(78,936)	0	(238,320)
Concessions payable	0	(168,510)	(51,947)
Changes in working capital	(708,196)	(1,662,784)	(961,368)
Net cash generated from operating activities	9,972,232	5,147,191	5,656,907
Cash flow from investing activities
Capital contribution to associates	(86,205)	(417,216)	(1,142)
Acquisition of subsidiary, net of acquired cash	(5,288,696)	(592,733)	(94,631)
Purchase of marketable securities	(13,911,737)	(514,459)	(483,574)
Restricted cash	(58,179)	26,313	124,330
Dividends received from associates	323,096	16,426	13,165
Dividends received from joint venture	1,174,771	819,729	1,852
Acquisition of instruments designated at fair value	(190,990)	(14,168)	11
Acquisition of property, plant and equipment, intangible and contract assets	(4,531,374)	(4,774,839)	(4,034,688)
Proceeds from the sale of investments	1,969,789	0	0
Acquisition of shares in associates	0	0	(51,299)
Cash received on the sale of property, plant and equipment and intangible assets	9,319	3,090	3,045
Other	0	1,025	(194)
Net cash used in investing activities	(20,590,206)	(5,446,832)	(4,523,125)
Cash flow from financing activities
Proceeds from loans, borrowings and debentures	23,886,960	12,548,547	10,336,257
Principal repayment of loans, borrowings and debentures	(15,278,378)	(9,925,067)	(3,397,060)
Payment of interest on loans, borrowings and debentures	(3,441,978)	(2,321,868)	(1,782,976)
Capital reduction in subsidiaries	(19,217)	0	0
Payment of derivative financial instruments	(2,079,805)	(647,168)	(61,716)
Proceeds from derivative financial instruments	291,619	4,325,918	1,383,411
Payment of derivative financial instruments, except debt	(283,337)	(227,012)	(101,461)
Proceeds from derivative financial instruments, except debt	146,979	197,679	106,519
Principal repayment of leases	(400,248)	(461,040)	(5,424,917)
Payment of interest on leases	(211,611)	(165,301)	(500,922)
Proceeds from capital contributions by non-controlling shareholders	8,126,823	2,252,306	4,397,772
Payments to redeem entity’s shares and acquisition of treasury shares	(84,591)	(26,101)	(495,048)
Transaction costs related to loans and financing	(94,196)	0	0
Proceeds from the sale of treasury shares	2,370	69,155	65,478
Acquisition of non-controlling shareholders’ shares	(487,721)	(698,147)	(269,977)
Dividends paid	(1,908,171)	(2,558,886)	(546,302)
Payment of share-based compensation	(15,597)	(45,024)	(22,804)
Other	0	1,397	0
Net cash generated from financing activities	8,149,901	2,319,388	3,686,254
(Decrease) increase in cash and cash equivalents	(2,468,073)	2,019,747	4,820,036
Cash and cash equivalents at the beginning of the year	16,174,130	13,642,918	8,472,274
Effect of the foreign exchange rate changes	(404,341)	511,465	350,608
Cash and cash equivalents at the end of the year	13,301,716	16,174,130	13,642,918
Additional information
Income tax paid	R$ 318,845	R$ 462,120	R$ 592,243